Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended		3 Months Ended	8 Months Ended
	Jul. 24, 2020	Jul. 17, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)			$ 9.94	$ 10.16
Generating gross proceeds	$ 900,000
Business combination agreement, description			In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Underwriting fees	19,500,000
Deferred underwriting fees	12,100,000
Offering costs	19,500,000
Business combination acquires, percentage			20.00%	20.00%
Business combination acquire, description			The Company will provide its holders (the “Public Shareholders”) of its Class A ordinary shares, par value $0.0001, sold in the Initial Public Offering, with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares were classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 and the approval of an ordinary resolution.	The Company will provide its holders (the “Public Shareholders”) of its Class A ordinary shares, par value $0.0001, sold in the Initial Public Offering, with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares were classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 and the approval of an ordinary resolution.
Business combination redeem			100.00%	100.00%
Dissolution expenses Interest			$ 100,000	$ 100,000
Operating bank account			1,000,000	1,100,000
Working capital			422,000	1,100,000
Payment for liquidity needs			25,000	25,000
Note issued to sponsor			$ 127,000	127,000
Business combination net tangible assets				$ 5,000,001
Percentage of redemption of outstanding public shares				100.00%
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of proposed public offering units (in Shares)		30,000,000
Share price (in Dollars per share)		$ 10.00	$ 10.00	$ 10.00
Generating gross proceeds		$ 300,000,000	$ 345,000,000	$ 345,000,000
Business combination agreement, description		Each Unit consists of one Class A ordinary share (the “Public Shares”) of the Company, par value $0.0001, and one-half of one redeemable warrant (the “Public Warrants”) of the Company, with each whole warrant entitled to purchase one Class A Ordinary Share for $11.50 per share, subject to adjustment.
Offering costs				$ 700,000
Fair market value, percentage			80.00%	80.00%
Business combination acquires, percentage			50.00%	50.00%
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds	$ 45,000,000
Number of additional units purchased (in Shares)	4,500,000	45,000,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of proposed public offering units (in Shares)		8,000,000
Share price (in Dollars per share)		$ 1.00	$ 1.00	$ 1.00
Generating gross proceeds			$ 8,000,000	$ 8,000,000
Number of warrants consummated (in Shares)			8,000,000	8,000,000
Purchase price per unit (in Dollars per share)			$ 11.50	$ 11.50
Offering costs			$ 16,000
Number of additional warrants sale to sponsor (in Shares)	900,000